Goodwill and intangible assets, net (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 18,812	$ 20,434	$ 27,833
Cost of revenue
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	9,994	11,183
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 8,818	$ 9,251